Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
Disclosure of interests in associates	At 30 June 2025, the carrying amount of HSBC’s interests in associates and joint ventures was $28,202m (31 December 2024: $28,909m).

Principal associates of HSBC
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	21,348	13,145	22,367	11,631
Saudi Awwal Bank	5,245	5,724	5,027	5,705
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Share of profit in associates and joint ventures
	Half year to
	30 Jun 2025	30 Jun 2024
	$m	$m
Bank of Communications Co., Limited	1,260	1,257
Saudi Awwal Bank	345	317
Other associates and joint ventures	46	52
Share of profit in associates and joint ventures	1,651	1,626
Less: Impairment of interest in BoCom	(1,000)	—